Ordinary Shares (Details) - USD ($)			12 Months Ended
	Jan. 24, 2025	Jan. 10, 2025	Jun. 30, 2025	Jan. 03, 2025	Jun. 30, 2024	Jan. 03, 2024
Ordinary Shares (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 1		$ 1
Ordinary shares, shares authorized			500,000,000	50,000		50,000
Common stock, voting rights (in Dollars per share)			$ 20
Common Class A [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, value (in Dollars)			$ 1,125		$ 1,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001		$ 0.0001
Ordinary shares, shares authorized			400,000,000		400,000,000
Common stock, voting rights			a shareholders’ vote, holders shall be entitled to one vote per share on all matters subject to the vote at general meetings
Ordinary shares, shares issued			11,250,000		10,000,000
Ordinary shares, shares outstanding			11,250,000		10,000,000
Common Class B [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, value (in Dollars)			$ 58		$ 0
Ordinary shares, par value (in Dollars per share)			$ 0.0001		$ 0.0001
Ordinary shares, shares authorized			100,000,000		100,000,000
Ordinary shares, shares issued			580,000		0
Ordinary shares, shares outstanding			580,000		0
Common Class B [Member] | Ms Jianping Niu [Member]
Ordinary Shares (Details) [Line Items]
Issuance of shares	300,000
Common Class B [Member] | Mr Huabei Zhu [Member]
Ordinary Shares (Details) [Line Items]
Issuance of shares	280,000
Common Class B [Member] | Ms. Jianping Niu and Mr. Huabei Zhu [Member]
Ordinary Shares (Details) [Line Items]
Issuance of shares	580,000
Share Price (in Dollars per share)	$ 0.0001
IPO [Member] | Common Class A [Member]
Ordinary Shares (Details) [Line Items]
Issued ordinary shares		1,250,000
Issued ordinary shares per share (in Dollars per share)		$ 4
Gross proceeds from initial public offering (in Dollars)		$ 5,000,000
Net proceeds from issuance initial public offering (in Dollars)		$ 1,695,539
Common Stock [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 1
Ordinary shares, shares authorized				500,000,000
Common Stock [Member] | Common Class A [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, shares authorized				0.0001
Ordinary shares, shares issued			10,000,000
Ordinary shares, shares outstanding			10,000,000
Issuance of shares			1,250,000
Common Stock [Member] | Common Class B [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, shares issued			10,000,000
Ordinary shares, shares outstanding
Issuance of shares			580,000
Ordinary Shares [Member] | Common Class A [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.0001
Ordinary shares, shares authorized				400,000,000
Ordinary Shares [Member] | Common Class B [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.0001
Ordinary shares, shares authorized				100,000,000